Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2025 and 31 December 2024, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2025	31 December 2024

Income tax and social contribution	12 783	10 525
Value-added and excise taxes	5 160	4 544
Other taxes	673	622
	18 616	15 691